UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2003
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
	Name: Avery Capital Management LLC
	Address: 909 Third Avenue 29th Floor
		New York, New York 10022


	Form 13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Barry P. Newburger
Title: Senior Managing Member
Phone: 212-350-5161

Signature, Place, and Date of Signing:

Barry P. Newburger_________New York, New York___________ 08/13/03
[Signature] 	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-05447 Avery Advisors LLC









UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F SUMMARY PAGE



Number of Other Included Managers: 1


Information Table Entry Total the total number of
line entries:	131


Information Table Value Total the aggregate fair
market value of all holdings reported in this report:
	186,274,377.74










































UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F INFORMATION TABLE



agere class b - CL B 00845V209 40 17393 SH Sole 17393 0 0
airborne inc. COM 009269101 4051 202515 SH Defined 01 202515 0 0
airborne inc. COM 009269101 2215 110585 SH Sole 110585 0 0
allen telecom i COM 018091108 5064 306539 SH Defined 01 306539 0 0 allen telecom i COM 018091108 2599 157361 SH Sole 157361 0 0 applied micro c COM 03822W109 105 17458 SH Sole 17458 0 0
a SH anti gold GLOB DEP R 043743202 492 61750 SH Defined 01 61750 0 0 a SH anti gold GLOB DEP R 043743202 265 33250 SH Sole 33250 0 0 avnet inc COM 053807103 168 13321 SH Sole 13321 0 0
broadvision inc COM NEW 111412607 15 2705 SH Sole 2705 0 0
burlington reso COM 122014103 3464 64075 SH Sole 64075 0 0
cmgi inc COM 125750109 56 37262 SH Sole 37262 0 0
cnet networks i COM 12613R104 134 22661 SH Sole 22661 0 0
canada life fin COM 135113108 11432 343002 SH Defined 01 343002 0 0 canada life fin COM 135113108 5889 176698 SH Sole 176698 0 0 carnival cruise PAIRED CTF 143658300 61 1903 SH Sole 1903 0 0 chateau communi COM 161726104 547 18500 SH Sole 18500 0 0
clayton homes COM 184190106 2337 186228 SH Defined 01 186228 0 0 clayton homes COM 184190106 1372 109372 SH Sole 109372 0 0
cobalt corp. COM 19074W100 1603 78039 SH Defined 01 78039 0 0 cobalt corp. COM 19074W100 952 46361 SH Sole 46361 0 0
colorado medtec COM 19652U104 229 48783 SH Defined 01 48783 0 0 colorado medtec COM 19652U104 123 26267 SH Sole 26267 0 0
computer horizo COM 205908106 993 218742 SH PUT Defined 01 218742 0 0 computer horizo COM 205908106 583 128468 SH PUT Sole 128468 0 0 com SH are COM 205912108 573 126000 SH Defined 01 126000 0 0
com SH are COM 205912108 336 74000 SH Sole 74000 0 0
concord efs COM 206197105 1809 124115 SH Defined 01 124115 0 0
concord efs COM 206197105 967 66385 SH Sole 66385 0 0
corvas internat COM 221005101 114 42522 SH Defined 01 42522 0 0 corvas internat COM 221005101 68 25443 SH Sole 25443 0 0
critical path i COM 22674V100 15 15175 SH Sole 15175 0 0
crown american SH BEN INT 228186102 947 88252 SH Defined 01 88252 0 0 crown american SH BEN INT 228186102 516 48048 SH Sole 48048 0 0 cysive inc. COM 23281T108 549 171028 SH Defined 01 171028 0 0
cysive inc. COM 23281T108 322 100446 SH Sole 100446 0 0
exco resources COM NEW 269279204 734 40986 SH Defined 01 40986 0 0
exco resources COM NEW 269279204 378 21114 SH Sole 21114 0 0 ebay COM 278642103 663 6380 SH Sole 6380 0 0
j.d.edwards & c COM 281667105 3591 252000 SH Defined 01 252000 0 0
j.d.edwards & c COM 281667105 2109 148000 SH Sole 148000 0 0 elder beerman s COM 284470101 639 109360 SH Defined 01 109360 0 0 elder beerman s COM 284470101 375 64228 SH Sole 64228 0 0
perry ellis int COM 288853104 404 20771 SH Defined 01 20771 0 0 perry ellis int COM 288853104 208 10700 SH Sole 10700 0 0
expedia CL A 302125109 7373 97078 SH Defined 01 97078 0 0
expedia CL A 302125109 4004 52722 SH Sole 52722 0 0
factual data co COM 303094106 219 12600 SH Defined 01 12600 0 0 factual data co COM 303094106 128 7400 SH Sole 7400 0 0
fidelity natl i COM 31620P109 822 31560 SH Defined 01 31560 0 0 fidelity natl i COM 31620P109 477 18312 SH Sole 18312 0 0
fifth third ban COM 316773100 1901 33114 SH Sole 33114 0 0
first essex ban COM 320103104 1900 40698 SH Defined 01 40698 0 0 first essex ban COM 320103104 1115 23902 SH Sole 23902 0 0
first virginia COM 337477103 10200 236558 SH Defined 01 236558 0 0 first virginia COM 337477103 5952 138042 SH Sole 138042 0 0
florida east co CL B 340632207 1547 62144 SH Defined 01 62144 0 0 florida east co CL B 340632207 790 31756 SH Sole 31756 0 0
forest oil corp COM PAR $0 346091705 1325 52783 SH Sole 52783 0 0 franklin financ COM NEW 353523202 991 33000 SH Defined 01 33000 0 0 franklin financ COM NEW 353523202 510 17000 SH Sole 17000 0 0 genzyme biosurg COM BIOSUR 372917708 622 302427 SH Defined 01 302427 0 0 genzyme biosurg COM BIOSUR 372917708 365 177617 SH Sole 177617 0 0 hsbc - adrs SPON ADR N 404280406 2027 34292 SH Sole 34292 0 0 harmonic inc COM 413160102 62 15468 SH Sole 15468 0 0
hispanic broadc CL A 43357B104 3020 118667 SH Defined 01 118667 0 0 hispanic broadc CL A 43357B104 1600 62904 SH Sole 62904 0 0
holly corp. COM PAR $0 435758305 2652 96099 SH Defined 01 96099 0 0
holly corp. COM PAR $0 435758305 1529 55401 SH Sole 55401 0 0 illinois tool w COM 452308109 1318 20026 SH Sole 20026 0 0
information res COM 456905108 495 126000 SH Defined 01 126000 0 0
information res COM 456905108 290 74000 SH Sole 74000 0 0
jds uniphase co COM 46612J101 121 34665 SH Sole 34665 0 0
lending tree COM 52602Q105 2961 121640 SH Defined 01 121640 0 0 lending tree COM 52602Q105 1605 65945 SH Sole 65945 0 0
lucent technolo COM 549463107 133 65743 SH Sole 65743 0 0
maxim integrate COM 57772K101 1243 36476 SH Sole 36476 0 0
maverick tube c COM 577914104 895 46750 SH Sole 46750 0 0
mck communicati COM 581243102 101 39470 SH Defined 01 39470 0 0 mck communicati COM 581243102 354 137510 SH Sole 137510 0 0
mid-atlantic re SH BEN INT 595232109 369 17640 SH Defined 01 17640 0 0 mid-atlantic re SH BEN INT 595232109 216 10360 SH Sole 10360 0 0 new york commun COM 649445103 702 39000 SH Defined 01 39000 0 0 new york commun COM 649445103 971 42161 SH Sole 42161 0 0
nortel networks COM 656568102 123 45804 SH Sole 45804 0 0
oak technology COM 671802106 1084 175520 SH Defined 01 175520 0 0
oak technology COM 671802106 637 103083 SH Sole 103083 0 0
openwave system COM 683718100 38 19012 SH Sole 19012 0 0
pacific northwe COM 69466M103 2116 60892 SH Defined 01 60892 0 0 pacific northwe COM 69466M103 1243 35761 SH Sole 35761 0 0
pan pacific COM 69806L104 853 21693 SH Sole 21693 0 0
parlux fragranc COM 701645103 154 51350 SH Defined 01 51350 0 0 parlux fragranc COM 701645103 82 27650 SH Sole 27650 0 0
pfizer inc COM 717081103 6552 191882 SH Sole 191882 0 0
printcafe softw COM 742562101 349 135630 SH Defined 01 135630 0 0 printcafe softw COM 742562101 180 69870 SH Sole 69870 0 0
quintiles trans COM 748767100 2982 210483 SH Defined 01 210483 0 0 quintiles trans COM 748767100 1751 123618 SH Sole 123618 0 0 rfs hotel inves COM 74955J108 1328 107854 SH Defined 01 107854 0 0 rfs hotel inves COM 74955J108 892 72446 SH Sole 72446 0 0
raytheon co-cl COM NEW 755111507 4707 143339 SH Sole 143339 0 0
riba pharm inc COM 762537108 203 31500 SH Defined 01 31500 0 0 riba pharm inc COM 762537108 119 18500 SH Sole 18500 0 0
st. francis cap COM 789374105 989 34042 SH Defined 01 34042 0 0
st. francis cap COM 789374105 581 20009 SH Sole 20009 0 0
salix pharmaceu COM 795435106 201 19429 SH Defined 01 19429 0 0 salix pharmaceu COM 795435106 107 10371 SH Sole 10371 0 0
speechworks COM 84764M101 256 54570 SH Defined 01 54570 0 0
speechworks COM 84764M101 150 32050 SH Sole 32050 0 0
the sports auth COM 849176102 4538 434735 SH Defined 01 434735 0 0 the sports auth COM 849176102 2456 235265 SH Sole 235265 0 0 superior financ COM 868161100 2264 95875 SH Defined 01 95875 0 0 superior financ COM 868161100 1219 51625 SH Sole 51625 0 0
sylvan inc. COM 871371100 421 39740 SH Defined 01 39740 0 0
sylvan inc. COM 871371100 225 21260 SH Sole 21260 0 0
tmbr/ SH arp dri COM 87257P101 1752 92900 SH Defined 01 92900 0 0
tmbr/ SH arp dri COM 87257P101 1001 53100 SH Sole 53100 0 0
travelers prop. CL B 89420G406 1746 110725 SH Defined 01 110725 0 0 travelers prop. CL B 89420G406 944 59875 SH Sole 59875 0 0
troy group COM 89733N106 53 20205 SH Defined 01 20205 0 0
troy group COM 89733N106 30 11495 SH Sole 11495 0 0
veridian corp. COM 92342R203 2173 62303 SH Defined 01 62303 0 0 veridian corp. COM 92342R203 1266 36297 SH Sole 36297 0 0
viacom inc - cl CL B 925524308 4866 111470 SH Sole 111470 0 0
wellpoint healt COM 94973H108 75 894 SH Sole 894 0 0
weyerhaeuser co COM 962166104 1570 29075 SH Sole 29075 0 0
whitman educati COM 966524100 2280 148598 SH Defined 01 148598 0 0 whitman educati COM 966524100 1175 76602 SH Sole 76602 0 0
williams compan COM 969457100 567 71889 SH Sole 71889 0 0
precise softwar ORD M41450103 3167 165026 SH Defined 01 165026 0 0 precise softwar ORD M41450103 1735 90457 SH Sole 90457 0 0